Average Annual Total Returns (Vanguard Total World Stock Index Fund Retail)	Vanguard Total World Stock Index Fund Vanguard Total World Stock Index Fund - Investor Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions Vanguard Total World Stock Index Fund Vanguard Total World Stock Index Fund - Investor Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Total World Stock Index Fund Vanguard Total World Stock Index Fund - Investor Shares 11/1/2013 - 10/31/2014	FTSE All-World Index Vanguard Total World Stock Index Fund Vanguard Total World Stock Index Fund - Investor Shares 11/1/2013 - 10/31/2014	FTSE Global All Cap Index Vanguard Total World Stock Index Fund Vanguard Total World Stock Index Fund - Investor Shares 11/1/2013 - 10/31/2014	Spliced Total World Stock Index Vanguard Total World Stock Index Fund Vanguard Total World Stock Index Fund - Investor Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.92%	3.30%	2.64%	4.63%	4.37%	4.37%
Five Years	9.22%	8.77%	7.31%	9.45%	none	9.51%
Since Inception	5.16%	4.79%	4.07%	5.10%		5.14%